UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				    	         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:	Axel Capital Management, LLC
							350 Park Avenue
							25th Floor
							New York, NY 10022
					13F File Number: 28-13743

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anna Nikolayevsky
Title:		Managing Member
Phone:		212-935-7111
Signature,		Place,		and Date of Signing:
Anna Nikolayevsky	New York, NY	May 14, 2013
Report Type (Check only one.):
				[X] 13F HOLDINGS REPORT.
				[ ] 13F NOTICE.
				[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total:		10
Form 13F Information Table Value Total:		$12,610

List of Other Included Managers:			NONE

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FORM 13F INFORMATION TABLE

                                                          VALUE   SHRS OR  SHPUTINVESTMENOTHER         VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS CUSIP      (x$1000PRN AMT  PRCALDISCRETIOMANAGER  SOLE SHARED NONE
THE ADT CORPORATION              COMMON         00101J106     1223    25000SH   SOLE              25000
AMERICAN TOWER CORP              COMMON         03027X100     1154    15000SH   SOLE              15000
ARMSTRONG WILD INDS INC NEW      COMMON         04247X102     2236    40000SH   SOLE              40000
AUTOMATIC DATA PROCESSING IN     COMMON         053015103     1301    20000SH   SOLE              20000
BELDEN INC                       COMMON         077454106     1033    20000SH   SOLE              20000
LENNAR CORP                      CL A COMMON    526057104     1867    45000SH   SOLE              45000
OWENS CORNING NEW                COMMON         690742101     1183    30000SH   SOLE              30000
TRI POINTE HOMES INC             COMMON         87265H109      201    10000SH   SOLE              10000
TOLL BROTHERS INC                COMMON         889478103     1883    55000SH   SOLE              55000
U S G CORP                       COMMON         903293405      529    20000SH   SOLE              20000
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